Acquisition of Real Estate (Balance Sheets Effect) (Details) (Acquired Properties [Member], USD $) In Thousands, unless otherwise specified	Oct. 29, 2013
Acquired Properties [Member]
Assets
Real estate, net	$ 888,134
Cash and cash equivalents	8,729
Restricted cash	7,878
Receivables, net	4,840
Deferred charges and prepaid expenses, net	1,496
Other assets	989
Total assets	912,066
Liabilities
Debt obligations, net	430,465
Accounts payable, accrued expenses and other liabilities	164,045
Total liabilities	594,510
Net Assets Acquired	$ 317,556